CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
CAPITAL STOCK	CAPITAL STOCK
Authorized
The Company is authorized to issue an unlimited number of common shares without par value.
Class “A” preferred shares, issuable in series, rank in priority to the common shares with respect to dividends and return of capital on dissolution. The Board of Directors is authorized to fix, before issuance, the designation, rights, privileges, restrictions and conditions attached to the shares of each series. No Class A preferred shares have been issued.
Common Shares
The Company’s common shares outstanding as of December 31, 2021 and 2020, were 59,284,947 and 59,027,047, respectively.
Dividends
Cash dividends paid to shareholders are as follows for each of the years in the three-year period ended December 31, 2021:

Declared Date	Paid date	Per common share amount	Shareholder record date	Common shares issued and outstanding	Aggregate payment (1)
		$			$
March 12, 2019	March 29, 2019	0.1400	March 22, 2019	58,665,310	8,189
May 8, 2019	June 28, 2019	0.1400	June 14, 2019	58,877,185	8,352
August 7, 2019	September 30, 2019	0.1475	September 16, 2019	58,877,185	8,709
November 8, 2019	December 30, 2019	0.1475	December 16, 2019	58,939,685	8,742
March 12, 2020	March 31, 2020	0.1475	March 23, 2020	59,009,685	8,807
May 12, 2020	June 30, 2020	0.1475	June 15, 2020	59,009,685	8,651
August 12, 2020	September 30, 2020	0.1475	September 15, 2020	59,009,685	8,574
November 11, 2020	December 31, 2020	0.1575	December 16, 2020	59,019,546	9,354
March 11, 2021	March 31, 2021	0.1575	March 22, 2021	59,027,047	9,237
May 11, 2021	June 30, 2021	0.1575	June 16, 2021	59,027,047	9,214
August 10, 2021	September 30, 2021	0.1700	September 16, 2021	59,284,947	10,039
November 11, 2021	December 31, 2021	0.1700	December 17, 2021	59,284,947	10,151
(1)Aggregate dividend payment amounts presented in the table above are adjusted for the impact of foreign exchange rates on cash payments to shareholders.
Share Repurchases
On July 23, 2021, the Company renewed its normal course issuer bid ("NCIB"), under which it is permitted to repurchase for cancellation up to 4,000,000 common shares of the Company at prevailing market prices during the twelve-month period ending July 22, 2022. As of December 31, 2021 and March 10, 2022, 4,000,000 shares remained available for repurchase under the NCIB. The Company's two previous NCIBs, which each allowed repurchases for cancellation up to 4,000,000 common shares, expired on July 22, 2021 and July 22, 2020, respectively. There were no share repurchases during the years ended December 31, 2021 and 2020.
Stock Options
The Company's prior Executive Stock Option Plan ("ESOP"), which was adopted in 1992 and last ratified on June 4, 2015, elapsed on June 4, 2018. In accordance with the TSX rules, no further grants of stock options have been made under the prior ESOP since June 4, 2018. On March 12, 2019, the Board of Directors adopted a new Executive Stock Option Plan ("2019 ESOP") and on June 6, 2019, shareholders approved the 2019 ESOP at the Company's Annual Meeting of Shareholders.
2019 ESOP (approved on June 6, 2019)
Stock options outstanding under the 2019 ESOP are equity-settled and expire no later than ten years after the date of the grant and can be used only to purchase stock and may not be redeemed for cash. Stock options may be granted only to employees and consultants of the Company and its subsidiaries and will vest based on the vesting schedule determined at the discretion of the Board of Directors. All stock options that have been granted under the 2019 ESOP vest one-third on each of the first three anniversaries of the date of grant.
Prior ESOP (elapsed on June 4, 2018)
Stock options outstanding under the prior ESOP are equity-settled and expire no later than ten years after the date of the grant and can be used only to purchase stock and may not be redeemed for cash. Stock options granted to key employees and executives vested one-third on each of the first three anniversaries of the date of grant. Stock options granted to directors who are not officers of the Company vested 25% on the grant date and 25% on each of the first three anniversaries of the date of grant.
All stock options granted, under both plans described above, were granted at a price determined and approved by the Board of Directors, which cannot be less than the closing price of the Company's common shares on the TSX for the day immediately preceding the effective date of the grant.
The changes in number of stock options outstanding were as follows for each of the years in the three-year period ended December 31, 2021:

	2021		2020		2019
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	CDN$		CDN$		CDN$
Balance, beginning of year	11.25	2,449,222	16.49	1,010,901	14.59	1,009,793
Granted	29.34	243,152	7.94	1,533,183	17.54	392,986
Exercised	12.90	(257,900)	19.94	(17,362)	12.34	(359,375)
Forfeited	—	—	12.34	(77,500)	15.85	(32,503)
Balance, end of year	12.88	2,434,474	11.25	2,449,222	16.49	1,010,901

Shares issued upon exercise of stock options during 2021, 2020 and 2019 had a weighted average fair value per share at exercise of $24.41, $20.11 and $13.06, respectively.
The following table summarizes information about stock options outstanding and exercisable for each of the years in the three-year period ended December 31, 2021:

	Options outstanding			Options exercisable
Range of exercise prices (CDN$)	Number	Weighted average contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
			CDN$		CDN$
December 31, 2021
$7.94	1,501,231	5.82	7.94	479,111	7.94
$12.55	140,000	2.21	12.55	140,000	12.55
$17.54	338,604	4.84	17.54	215,109	17.54
$21.76	211,487	3.97	21.76	211,487	21.76
$29.34	243,152	6.47	29.34	—	—
	2,434,474	5.38	12.88	1,045,707	13.33
December 31, 2020
$7.94	1,533,183	6.76	7.94	—	—
$12.04 to $12.55	320,000	2.82	12.30	320,000	12.30
$17.54	362,982	5.67	17.54	115,994	17.54
$21.76	233,057	4.71	21.76	152,084	21.76
	2,449,222	5.89	11.25	588,078	15.78
December 31, 2019
$12.04 to $12.55	397,500	3.13	12.30	397,500	12.30
$17.54	370,483	6.62	17.54	—	—
$21.76	242,918	5.61	21.76	80,973	21.76
	1,010,901	5.01	16.49	478,473	13.90
The weighted average fair value of stock options granted was estimated using the Black-Scholes option pricing model. The following table summarizes information about the weighted average fair value of stock options granted during each of the years in the three-year period ending December 31, 2021, including the weighted average assumptions used in the model:

	December 31, 2021	December 31, 2020	December 31, 2019
Weighted average fair value of stock options granted	$4.25	$0.44	$2.21
Weighted average model assumptions:
Expected life	5.5 years	5.5 years	4.9 years
Expected volatility (1)	27.63%	34.18%	29.79%
Risk-free interest rate	1.09%	0.75%	1.44%
Expected dividends	3.07%	10.79%	4.27%
Stock price at grant date	CDN$ 29.34	CDN$ 7.94	CDN$ 17.54
Exercise price of awards	CDN$ 29.34	CDN$ 7.94	CDN$ 17.54
Foreign exchange rate USD to CDN	1.2482	1.4526	1.3380
(1)Expected volatility was calculated by applying a weighted average of the daily closing price on the TSX for a term commensurate with the expected life of the grant.
Restricted Share Units
A RSU is a right to receive a cash payment equal to the five trading days VWAP of the Company’s common shares on the TSX immediately preceding a date specified in the grant terms after completion of time-based vesting conditions. The purpose of a RSU is to tie a portion of the value of the compensation of participants to the future value of the Company's common shares. Grants of RSUs to employees of the Company are on a discretionary basis and subject to the Board of Directors’ approval. RSUs accrue dividend equivalents which are paid in cash at the settlement date. A dividend equivalent is calculated as the number of settled RSUs multiplied by the amount of cash dividends per share declared and paid by the Company between the date of grant and the settlement date.
The following table summarizes information about RSUs for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
RSUs granted	81,981	281,326	120,197
Weighted average fair value per RSU granted	$23.88	$6.07	$13.74
RSUs forfeited	3,349	8,643	7,412
RSUs settled	106,906	—	—
Weighted average fair value per RSU settled	23.84	—	—
Cash settlements (1)	2,733	—	—
(1)    Includes a cash payment of dividend equivalents on RSUs equaling the product that results from multiplying the number of settled RSUs by the amount of cash dividends per common share declared and paid by the Company from the date of grant of the RSUs to the settlement date.
The following table summarizes information about RSUs outstanding as of:

	December 31, 2021	December 31, 2020
RSUs outstanding	469,468	497,287
Weighted average fair value per RSU outstanding	$20.21	$18.91
Performance Share Units

A PSU is a right to receive a cash payment equal to the five trading days VWAP of the Company's common shares on the TSX immediately preceding a date specified in the grant terms after completion of vesting conditions specified in the grant terms. The purpose of a PSU is to tie a portion of the value of the compensation of participants to the future value of the Company's common shares. Grants of PSUs to employees of the Company are on a discretionary basis and subject to the Board of Directors’ approval. PSUs accrue dividend equivalents which are paid in cash at the settlement date. A dividend equivalent is calculated as the number of settled PSUs multiplied by the amount of cash dividends per share declared and paid by the Company between the date of grant and the settlement date.

Grant details for PSUs granted prior to December 31, 2017:

The PSUs granted prior to December 31, 2017 were eligible to vest from 0% to 150% of the Target Shares ("Target Shares" reflects 100% of the PSUs granted) based on the Company's total shareholder return ("TSR") ranking relative to a specified peer group of companies (the "Peer Group") over the measurement period as outlined in the table below:

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
76th percentile or higher	150%
51st-75th percentile	100%
25th-50th percentile	50%
Less than the 25th percentile	0%

The performance and vesting period was the period from the date of grant through the third anniversary of the date of grant. The PSUs were expensed over the vesting period.

On August 7, 2019, the Board of Directors amended the terms of the PSU awards granted in 2017 only to modify the performance adjustment factor specific to the TSR ranking relative to the Peer Group over the performance measurement period. The amendment was intended to align the performance adjustment factors with the market practice of interpolating as well as the recent practice of the Company. As amended, the TSR performance adjustment factor was determined as follows (interpolated on a straight-line basis):

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
75th percentile or above	150%
50th percentile	100%
25th percentile	50%
Less than the 25th percentile	0%
Grant details for PSUs granted subsequent to December 31, 2017 and prior to December 31, 2019:
The number of PSUs granted in 2018 and 2019 that will be eligible to vest can range from 0% to 175% of the Target Shares as determined by multiplying the number of PSUs awarded by the adjustment factors as follows:
•50% based on the Company's TSR ranking relative to the Peer Group over the measurement period as set out in the table below; and
•50% based on the Company's average return on invested capital over the measurement period as compared to internally developed thresholds (the “ROIC Performance”) as set out in the table below.
Grant details for PSUs granted subsequent to December 31, 2019:
The number of PSUs granted subsequent to December 31, 2019 that will be eligible to vest can range from 0% to 175% of the Target Shares as determined by multiplying the number of PSUs awarded by the adjustment factors as follows:
•25% based on the Company's TSR ranking relative to the S&P North America SmallCap Materials (Industry Group) Index (the "Index Group") over the measurement period as set out in the table below;
•25% based on the Company's TSR ranking relative to the Peer Group over the measurement period as set out in the table below; and
•50% based on the Company's ROIC Performance as set out in the table below.

The relative TSR performance adjustment factor is determined as follows:

TSR Ranking Relative to the Index Group/Peer Group	Percent of Target Shares Vested
90th percentile or higher	200%
75th percentile	150%
50th percentile	100%
25th percentile	50%
Less than the 25th percentile	0%

The ROIC Performance adjustment factor is determined as follows:

ROIC Performance	Percent of Target Shares Vested
1st Tier	0%
2nd Tier	50%
3rd Tier	100%
4th Tier	150%

The TSR performance and ROIC Performance adjustment factors between the numbers set out in the two tables above are interpolated on a straight-line basis.
The performance period is the period from January 1st in the year of grant through December 31st of the third calendar year following the date of grant. The PSUs are expensed over the vesting period beginning from the date of grant through February 15th of the fourth calendar year following the date of grant.
The following table summarizes information about PSUs for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
PSUs granted	200,982	694,777	291,905
Weighted average fair value per PSU granted	$29.02	$5.59	$14.28
PSUs forfeited/cancelled	10,046	25,923	23,739
PSUs added/(cancelled) by performance factor (1)	143,512	(346,887)	(401,319)
PSUs settled	409,670	—	—
Weighted average fair value per PSU settled	$23.84	$—	$—
Cash payment on settlement (2)	$10,472	$—	$—
(1)The table below provides further information regarding the PSUs settled included in the table above. The number of PSUs settled reflects the performance adjustments to the Target Shares:

Grant Date	Date Settled	Target Shares	Performance	PSUs settled
March 21, 2016	March 21, 2019	371,158	0%	—
December 20, 2016	December 20, 2019	30,161	0%	—
March 20, 2017	March 20, 2020	346,887	0%	—
March 21, 2018	March 23, 2021	266,158	153.9%	409,670
(2)    Includes a cash payment of dividend equivalents on PSUs equaling the product that results from multiplying the number of settled PSUs by the amount of cash dividends per common share declared and paid by the Company from the date of grant of the PSUs to the settlement date.
The weighted average fair value of PSUs granted in the three-year period ended December 31, 2021 were based 50% on the VWAP of the Company's common shares on the TSX for the five trading days immediately preceding the grant date and 50% based on a Monte Carlo simulation model implemented in a risk-neutral framework considering the assumptions presented in the following table:

	2021	2020	2019
5 day VWAP at grant date	CDN$ 29.78	CDN$ 8.63	CDN$ 18.31
Monte Carlo simulation model assumptions:
Expected life	3 years	3 years	3 years
Expected volatility (1)	45%	36%	25%
US risk-free interest rate	0.28%	0.3%	2.36%
Canadian risk-free rate	0.46%	0.59%	1.6%
Expected dividends (2)	CDN$ 0.00	CDN$ 0.00	CDN$ 0.00
Performance period starting price (3)	CDN$ 24.20	CDN$ 16.25	CDN$ 16.36
Stock price as of estimation date	CDN$ 29.27	CDN$ 7.24	CDN$ 18.06

(1)Expected volatility was calculated based on the daily dividend adjusted closing price change on the TSX for a term commensurate with the expected life of the grant.
(2)A participant will receive a cash payment from the Company upon PSU settlement that is equivalent to the number of settled PSUs multiplied by the amount of cash dividends per share declared and paid by the Company between the date of grant and the settlement date. As such, there is no impact from expected future dividends in the Monte Carlo simulation model.
(3)The performance period starting price is measured as the VWAP for the common shares of the Company on the TSX on the grant date.
The following table summarizes information about PSUs outstanding as of:

	December 31, 2021	December 31, 2020
PSUs outstanding	1,149,196	1,223,053
Weighted average fair value per PSU outstanding	$29.35	$28.53
Based on the Company’s performance adjustment factors as of December 31, 2021, the number of PSUs earned if all of the outstanding awards were to be settled at December 31, 2021, would be as follows:

Grant Date	Performance
March 21, 2019	127.1%
March 23, 2020	157.6%
March 22, 2021	118.0%
Deferred Share Unit Plan
A DSU is a right to receive a cash payment equal to the five trading days VWAP of the Company's common shares on the TSX immediately preceding a date specified in the grant terms. The purpose of a DSU is to tie a portion of the value of the compensation of non-executive directors to the future value of the Company's common shares. DSUs are granted to non-executive directors as a result of an annual grant, in lieu of dividends and/or in lieu of cash for semi-annual directors’ fees and must be retained until the director leaves the Company’s Board of Directors.
The following table summarizes information about DSUs for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
DSUs granted	67,554	115,114	72,434
Weighted average fair value per DSU granted	$22.93	$10.26	$13.83
The following table summarizes information about DSUs outstanding as of:

	December 31, 2021	December 31, 2020
DSUs outstanding	454,095	386,541
Weighted average fair value per DSU outstanding	$20.21	$18.91
Summary of Share-based Compensation Expense and Share-based Compensation Liabilities
The following table summarizes share-based compensation expense (benefit) recorded in earnings in SG&A for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	$	$	$
Stock options	879	738	701
PSUs	15,253	14,829	(2,057)
DSUs	1,546	3,819	914
RSUs	3,977	3,493	943
	21,655	22,879	501
The following table summarizes share-based liabilities recorded in the consolidated balance sheets for the years ended:

	December 31, 2021	December 31, 2020
Share-based compensation liabilities, current	$	$
PSUs (1)	7,921	8,446
DSUs (2)	8,852	7,354
RSUs (1)	2,316	1,969
	19,089	17,769

Share-based compensation liabilities, non-current
PSUs (1)	15,850	10,743
RSUs (1)	4,000	2,921
	19,850	13,664

(1)     Includes dividend equivalents accrued on awards.
(2)    Includes dividend equivalent grants.

Change in Contributed Surplus
The following table summarizes the activity in the consolidated changes in equity under the caption contributed surplus for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	$	$	$
Change in excess tax benefit on exercised share-based awards	(672)	—	(38)
Change in excess tax benefit on outstanding share-based awards	824	5,306	21
Share-based compensation expense credited to capital on options exercised	(737)	(50)	(976)
Share-based compensation expense for stock options	879	738	701
Increase (decrease) in contributed surplus	294	5,994	(292)